Capital and Other Components of Equity - Summary of Warrants (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants outstanding	6,175,000	750,000
Number of warrants vested	3,300,000	750,000
Warrants amount	$ 18,597,776	$ 648,820	[1]
Warrants IQ financing
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants outstanding		750,000
Number of warrants vested		750,000
Warrants amount		$ 648,820
Warrants IFF
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants outstanding	2,000,000
Warrants amount	$ 388,281
Warrants AMI
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants outstanding	4,175,000
Number of warrants vested	3,300,000
Warrants amount	$ 18,209,495

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).